UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

        Investment Company Act file number _______811-05631_______________

                  __________First Pacific Mutual Fund, Inc.__________
                   (Exact name of registrant as specified in charter)

                        2756 Woodlawn Drive, Suite #6-201
                  ___________Honolulu, HI  96822-1856__________
               (Address of principal executive offices) (Zip code)

                                Audrey C. Talley
                         Drinker Biddle & Reath LLP
                               One Logan Square
                                  Suite 2000
                __________Philadelphia, PA  19103-6996__________
                   (Name and address of agent for service)

        Registrant's telephone number, including area code:  808-988-8088

                      Date of fiscal year end:  September 30

                    Date of reporting period:  March 31, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth
Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of
information under the clearance requirements of 44 U.S.C.    3507.


Item 1.  Reports to Stockholders.






May 10, 2010




Dear fellow shareholder,


	The April tax season has just passed, and as Hawaii taxpayers, many of us felt the impact of paying high taxes. In fact, as a Hawaii resident, as much as $42 of every $100 of our taxable income could go to the government in income taxes.

	According to the Tax Foundation, the average employee in Hawaii works until April 9th to pay his taxes. In this tough economy, every dollar we save makes a difference. We believe that investing in tax-free funds such as the Hawaii Municipal Fund can help reduce our tax burden. As shareholders of the Fund, you are earning tax-free income* and supporting local projects designed to enrich our community. The money raised through municipal bonds is commonly used to build schools, hospitals, roads, airports, harbors, and water and electrical systems that serve to create jobs and improve the quality of life here in our islands.

       Interest rates are the most important of many factors which can affect bond prices. For the period October 1, 2009 through March 31, 2010, the Federal Reserve left the Fed Funds rate unchanged in the range of 0 - .25%. During the same period the yield curve steepened with the 10 year treasury bond yield rising from 3.21% to 3.84%. At the same time the continuing credit crisis kept municipal bond yields high relative to treasury bonds. This accounts for the Hawaii Municipal Fund's six month price decrease of ($0.04). The primary investment strategy of the Hawaii Municipal Fund is to purchase high quality long-term Hawaii municipal bonds. The past six months performance for the Fund, which is presented in this Semi-Annual Report, was primarily a result of the implementation of this strategy. As of March 31, 2010, 58.70% of the Hawaii Municipal Fund's portfolio was invested in securities rated AAA by Standard & Poor's.

       We believe that the economy is slowly recovering from a number of crises - housing, credit and financial. However, spending by people and businesses remain weak and the economy continues to be plagued with high unemployment. This would normally be a positive for the bond market, but because of massive federal stimulus injections, we believe that there continues to be a higher than normal inflationary risk which may impact the municipal bond market.


                          STANDARD & POOR'S
                       MUNICIPAL BOND RATINGS
                       Hawaii Municipal Fund
                           March 31, 2010

[The following table was depicted as a pie chart in the printed material.]

Hawaii Municipal Fund
AAA		58.70%
AA		22.15%
AA-		 6.25%
A+		 0.73%
A		 0.53%
BBB+		 3.45%
BBB		 0.35%
NR		 7.84%


	On the following pages you will find our March 31, 2010 Semi-Annual Report and privacy notice. The privacy notice informs you about our policy for protecting confidential information about you and your accounts. If you have any questions or would like us to provide information about the Fund to your family or friends, please call us at 988-8088.

	Thank you for your business. As always, we look forward to providing you with the high level of service that you have come to expect.


Warmest Aloha,

/s/ Terrence K.H. Lee

Terrence K.H. Lee
President and CEO			  Lee Financial Securities, Inc./Distributor

Before investing, read the prospectus carefully. Please carefully consider the Fund's investment objective, risks, and charges and expenses before investing. *Some income may be subject to the federal alternative minimum tax for certain investors. The prospectus contains this and other information about the Fund. This Semi-Annual Report must be accompanied or preceded by a prospectus.

Fund's yield, share price and investment return fluctuate so that you may receive more or less than your original investment upon redemption.
Past performance is no guarantee of future results. Hawaii Municipal Fund is a series of First Pacific Mutual Fund, Inc.


Your Fund's Expenses (Unaudited)

As a Fund shareholder, you can incur the following costs:
[Bullet] Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses
The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. Of course, your account value and expenses will differ from those in this illustration:

 1.  Divide your account value by $1,000.
     If an account had an $8,600 value, the $8,600 / $1,000 = 8.6.

 2. Multiply the result by the number under the heading "Expenses Paid During Period."
     If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical example for Comparison with Other Funds
Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. Please refer to the Fund prospectus for additional information on operating expenses.


                Beginning                          Expenses Paid During
                 Account          Ending Account          Period*
              Value 10/01/09      Value 03/31/10     10/01/09-03/31/10

Hawaii Municipal Fund Investor Class
Actual          $1,000.00           $1,014.10              $5.32
Hypothetical    $1,000.00           $1,019.65              $5.34

*Expenses are equal to the annualized expense ratio (1.06%), multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.


HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS

March 31, 2010 (Unaudited)

                                                             Value
       Par Value                                          (Note 1 (A))

                         HAWAII MUNICIPAL BONDS - 96.64%
		Hawaii County
			General Obligation Bonds - 1.28%
$        300,000              5.600%,     05/01/11     $      314,805
         350,000              5.000%,     07/15/11            367,689
       1,000,000              5.000%,     07/15/22          1,050,090
         370,000              5.000%,     07/15/24            387,050
                                                            2,119,634

		Hawaii State
			General Obligation Bonds - 4.81%
         700,000              4.000%,     02/01/17            752,696
         970,000              5.000%,     08/01/20          1,027,463
         530,000              5.000%,     08/01/20            549,673
       1,195,000              5.000%,     06/01/22          1,330,334
       4,000,000              5.000%,     05/01/27          4,327,880
                                                            7,988,046

			Airport Systems Revenue Bonds - 17.13%
       2,000,000              8.000%,     07/01/11          2,169,700
         250,000              6.900%,     07/01/12            266,487
         500,000              6.900%,     07/01/12            532,975
         250,000              6.375%,     07/01/12            255,270
       4,580,000              6.500%,     07/01/13          4,673,295
       4,000,000              6.500%,     07/01/14          4,077,400
         500,000              6.500%,     07/01/15            509,285
       3,000,000              5.750%,     07/01/15          3,102,180
       2,500,000              5.750%,     07/01/16          2,571,300
       3,235,000              5.750%,     07/01/17          3,315,002
       6,000,000              5.625%,     07/01/18          6,122,580
         855,000              5.250%,     07/01/21            862,464
                                                           28,457,938

			Certificates of Participation - # 1 Capital District - 1.06%
       1,750,000              5.500%,     05/01/20          1,756,352

		   	Certificates of Participation - State Office Buildings - 5.14%
       1,500,000              5.000%,     05/01/15          1,663,905
       4,200,000              5.000%,     05/01/17          4,610,718
       1,150,000              5.000%,     05/01/18          1,257,640
         500,000              4.000%,     05/01/19            505,685
         500,000              4.000%,     05/01/20            500,400
                                                            8,538,348

See accompanying notes to financial statements.


HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

March 31, 2010 (Unaudited)

                                                             Value
       Par Value                                          (Note 1 (A))

			Department of Budget & Finance Special Purpose Revenue Bonds
				Hawaiian Electric Company, Inc. - 17.45%
$        400,000              4.950%,     04/01/12     $      419,824
       5,430,000              5.750%,     12/01/18          5,456,824
         125,000              6.150%,     01/01/20            125,246
       1,125,000              5.700%,     07/01/20          1,131,278
         115,000              5.450%,     11/01/23            115,077
      10,225,000              5.650%,     10/01/27         10,256,902
       8,085,000              6.200%,     11/01/29          8,117,663
       2,400,000              5.100%,     09/01/32          2,216,112
       1,380,000              4.650%,     03/01/37          1,161,781
                                                           29,000,707

			    	Chaminade University - 2.28%
          95,000              4.000%,     01/01/11             95,497
       2,600,000              5.000%,     01/01/26          2,538,926
       1,270,000              4.700%,     01/01/31          1,145,134
                                                            3,779,557

				Hawaii Pacific Health - 0.69%
       1,140,000              5.600%,     07/01/33          1,147,923

				Hawaii Mid-Pacific Institute - 1.25%
       2,085,000              5.000%,     01/01/26          2,080,330

				Kapiolani Health Care System - 1.26%
       2,080,000              6.400%,     07/01/13          2,086,094

				Kuakini Hawaii Health System - 0.35%
         570,000              6.300%,     07/01/22            573,346


				Kahala Nui - 4.51%
       7,000,000              8.000%,     11/15/33          7,494,690

				Queen's Health System - 0.71% (b)
          50,000              0.410%,     07/01/24             48,000
       1,175,000              0.410%,     07/01/25          1,128,000
                                                            1,176,000

See accompanying notes to financial statements.


HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

March 31, 2010 (Unaudited)

                                                             Value
       Par Value                                          (Note 1 (A))

				Wilcox Hospital - 1.39%
$        900,000              5.250%,     07/01/13     $      903,735
       1,250,000              5.350%,     07/01/18          1,252,650
         160,000              5.500%,     07/01/28            160,069
                                                            2,316,454

			Harbor Capital Improvements Revenue Bonds - 4.79%
          70,000              5.750%,     07/01/10             70,809
         150,000              5.000%,     07/01/12            159,009
       1,580,000              5.250%,     01/01/16          1,684,691
       1,665,000              5.375%,     01/01/17          1,769,296
         500,000              5.500%,     07/01/19            516,615
       2,005,000              5.250%,     01/01/21          2,040,569
       1,200,000              5.250%,     01/01/27          1,195,932
         520,000              5.750%,     07/01/29            528,247
                                                            7,965,168

			Hawaii Health Systems - 1.16%
         557,000              3.800%,     02/15/13            560,765
       1,370,000              4.700%,     02/15/19          1,373,110
                                                            1,933,875

			Housing Authority
				Single Family Mortgage Special
				Purpose Revenue Bonds - 6.86%
         220,000              4.650%,     07/01/12            222,829
         380,000              4.800%,     07/01/13            385,442
         115,000              5.250%,     07/01/13            115,289
       3,465,000              5.350%,     07/01/18          3,469,227
       3,735,000              5.400%,     07/01/29          3,738,100
         280,000              5.750%,     07/01/30            280,050
       2,225,000              5.375%,     07/01/33          2,236,659
         925,000              5.000%,     07/01/36            952,130
                                                           11,399,726

				HCDC Rental Housing System Revenue Bonds - 3.85%
         100,000              3.700%,     01/01/13            101,144
         810,000              4.750%,     07/01/22            819,007
         600,000              4.750%,     07/01/23            608,928
         895,000              5.000%,     07/01/24            915,540
         100,000              5.000%,     07/01/25            101,620
         990,000              6.000%,     07/01/26          1,072,794
       1,055,000              6.000%,     07/01/27          1,136,225
         785,000              6.000%,     07/01/28            840,633
         750,000              6.000%,     07/01/29            800,295
                                                            6,396,186

See accompanying notes to financial statements.


HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

March 31, 2010 (Unaudited)

                                                             Value
       Par Value                                          (Note 1 (A))

			Department of Hawaiian Homelands - 2.50%
$      1,000,000              5.875%,     04/01/34     $    1,037,780
       3,000,000              6.000%,     04/01/39          3,118,140
                                                            4,155,920

				Hawaiian Homelands - COP Kapolei - 2.76%
         210,000              3.750%,     11/01/16            218,688
         950,000              4.125%,     11/01/23            956,232
       3,295,000              5.000%,     11/01/31          3,406,634
                                                            4,581,554

			University of Hawaii - Revenue Bonds - 3.50%
         100,000              4.000%,     07/15/16            104,802
       1,500,000              5.000%,     10/01/23          1,611,525
       1,740,000              3.500%,     07/15/27          1,517,263
       2,500,000              5.000%,     07/15/29          2,585,450
                                                            5,819,040

		Honolulu City & County
			General Obligation Bonds - 2.34%
         365,000              6.000%,     11/01/10            376,826
       1,000,000              5.000%,     07/01/22          1,095,770
       2,000,000              5.000%,     07/01/23          2,149,220
         275,000              5.000%,     07/01/31            291,228
                                                            3,913,044

			Housing Authority Multi-Family Mortgage Revenue Bonds
					Sunset Villas - 4.17%
       2,955,000              5.600%,     07/20/21          3,057,804
       2,965,000              5.700%,     07/20/31          3,069,012
         775,000              5.750%,     01/20/36            802,296
                                                            6,929,112

See accompanying notes to financial statements.


HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

March 31, 2010 (Unaudited)

                                                             Value
       Par Value                                          (Note 1 (A))

				Waipahu - 1.22%
$      2,005,000              6.900%,     06/20/35     $    2,022,002

			Waste System Revenue - 0.13%
         200,000              5.500%,     07/01/11            212,126

		Kauai County
			General Obligation Bonds - 2.41%
       1,065,000              5.000%,     08/01/25          1,085,512
       2,780,000              5.000%,     08/01/27          2,921,391
                                                            4,006,903

			Housing Authority Paanau Project - 0.34%
         575,000              7.250%,     04/01/12            563,465

		Maui County
			General Obligation Bonds - 1.30%
       1,000,000              5.000%,     07/01/23          1,080,420
       1,000,000              5.000%,     07/01/24          1,076,940
                                                            2,157,360

    Total Hawaii Municipal Bonds (Cost $158,770,964)      160,570,900

See accompanying notes to financial statements.


HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

March 31, 2010 (Unaudited)

                                                             Value
       Par Value                                          (Note 1 (A))

                   VIRGIN ISLANDS MUNICIPAL BONDS - 0.23%

		Virgin Islands
			Public Finance Authority, Series A - 0.07%
$        100,000              7.300%,     10/01/18     $      120,174

			Public Finance Authority, Series A - 0.16%
         250,000              5.000%,     07/01/14            265,457

    Total Virgin Islands Municipal Bonds (Cost $359,477)      385,631



    Total Investments (Cost $159,130,441) (a)     96.87%  160,956,531
    Other Assets Less Liabilities                  3.13%    5,195,449
    Net Assets                                   100.00% $166,151,980


    (a) Aggregate cost for federal income tax purposes is $158,973,677.
    (b) Security fair valued in accordance with fair value procedures
        (See Note 1(A)).  Fair value represents 0.71% of total net assets.


    At March 31, 2010, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

       Gross unrealized appreciation           $ 2,788,384
       Gross unrealized (depreciation)            (805,530)
       Net unrealized appreciation             $ 1,982,854

See accompanying notes to financial statements.


HAWAII MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2010 (Unaudited)


                                                              Municipal
                                                                Fund
ASSETS
   Investments at market value
     (Identified cost $159,130,441) (Note 1 (A))            $160,956,531
   Cash                                                        2,824,358
   Interest receivable                                         2,662,777
   Subscriptions receivable                                       17,000
   Other assets                                                    5,780
        Total assets                                         166,466,446

LIABILITIES
   Distributions payable                                         134,017
   Redemptions payable                                            15,965
   Management fee payable                                         71,045
   Administration fee payable                                      2,842
   Distribution Plan payable                                      23,211
   Shareholder Servicing fee payable                              14,209
   Transfer Agent fee payable                                      8,525
   Chief Compliance Officer fee payable                            5,733
   Accrued expenses                                               38,919
        Total liabilities                                        314,466

NET ASSETS                                                  $166,151,980

   	(Applicable to 15,448,469 shares outstanding,
        $.01 par value, 20,000,000 shares authorized)

NET ASSET VALUE, OFFERING AND REPURCHASE
   PRICE PER SHARE, INVESTOR CLASS SHARES                         $10.76

NET ASSETS
   At March 31, 2010, net assets consisted of:
     Paid-in capital                                        $165,503,594
     Undistributed net investment income                         156,772
     Accumulated net realized loss on investments             (1,334,476)
     Net unrealized appreciation                               1,826,090
                                                            $166,151,980

See accompanying notes to financial statements.


HAWAII MUNICIPAL FUND

STATEMENT OF OPERATIONS

For the six months ended March 31, 2010 (Unaudited)


                                                               Municipal
                                                                 Fund
INVESTMENT INCOME
   Interest income                                            $3,831,340

   Expenses
     Management fee (Note 2)                                     413,978
     Distribution costs (Notes 2 and 3)                          124,195
     Transfer Agent fee (Note 2)                                  49,676
     Shareholder Services fee (Note 2)                            82,795
     Administration fee (Note 2)                                  16,558
     Accounting fee                                               37,368
     Legal and Audit fees                                         66,097
     Printing                                                      9,761
     Custodian fee                                                21,808
     Insurance                                                     4,186
     Registration fee                                              4,240
     Miscellaneous                                                13,060
     Chief Compliance Officer fee                                 31,972
     Directors fee                                                 3,078
     Total expenses                                              878,772
     Fee reductions (Note 5)                                     (13,538)

     Net expenses                                                865,234

        Net investment income                                  2,966,106

NET REALIZED AND UNREALIZED GAIN (LOSS)
	ON INVESTMENTS
   Net realized gain (loss) from security transactions           120,008
   Change in unrealized appreciation of investments             (876,712)
        Net (loss) on investments                               (756,704)

NET INCREASE IN NET ASSETS
        RESULTING FROM OPERATIONS                             $2,209,402

See accompanying notes to financial statements.


HAWAII MUNICIPAL FUND

STATEMENT OF CHANGES IN NET ASSETS

                                   For The Six Months Ended   For The Year Ended
                                  March 31, 2010 (Unaudited)  September 30, 2009

INCREASE (DECREASE) IN NET ASSETS FROM
   Operations
     Net investment income                       $  2,966,106      $  5,699,020
     Net realized gain (loss) on investments          120,008        (1,484,561)
     Increase (Decrease) in unrealized
       appreciation (depreciation) of investments    (876,712)        9,157,205
        Net increase (decrease) in net assets
         resulting from operations                  2,209,402        13,371,664

   Distributions to shareholders from:
     Net investment income
        Investor Class
         ($.19 and $.38 per share, respectively)   (2,940,971)       (5,638,587)
     Capital gains
        Investor Class
         ($.00 and $.02 per share, respectively)            -          (305,440)
        Total distributions to shareholders        (2,940,971)       (5,944,027)

   Capital share transactions (a)
     Increase (Decrease) in net assets resulting
       from capital share transactions                990,914         8,405,859
        Total increase (decrease) in net assets       259,345        15,833,496

NET ASSETS
   Beginning of period                            165,892,635       150,059,139
   End of period (including undistributed net
     investment income of $156,772 and
     $131,637, respectively)                     $166,151,980      $165,892,635


	(a)	Summary of capital share activity follows:


                                  Investor Class	        Investor Class
                            For The Six Months Ended        For The Year Ended
                            March 31, 2010(Unaudited)	      September 30, 2009

       			          Shares      Value	     Shares      Value
   Shares sold		          611,778   $6,592,786   2,254,176  $23,246,869
   Shares issued on reinvestment
      of distributions            201,299    2,167,225     413,160    4,234,367
                                  813,077    8,760,011   2,667,336   27,481,236
   Shares redeemed               (720,773)  (7,769,097) (1,869,255) (19,075,377)
     Net increase (decrease)       92,304   $  990,914     798,081  $ 8,405,859

See accompanying notes to financial statements.


HAWAII MUNICIPAL FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)

		                       INVESTOR CLASS
               For The Six Months Ended     Years Ended September 30,
               March 31, 2010 (Unaudited)  2009    2008    2007    2006    2005
Net asset value
   Beginning of period	          $10.80 $10.31  $10.88  $11.04  $11.10  $11.21

Income from investment operations
   Net investment income             .19    .38     .39     .39     .40     .41
   Net gain (loss) on securities
    (both realized and unrealized)  (.04)   .51    (.57)   (.16)   (.02)   (.09)
    Total from investment operations .15    .89    (.18)    .23     .38     .32

Less distributions
   Dividends from
    net investment income           (.19)  (.38)   (.39)   (.39)   (.40)   (.41)
   Distributions from
    capital gains                      -   (.02)      -       - ** (.04)   (.02)
    Total distributions             (.19)  (.40)   (.39)   (.39)   (.44)   (.43)
   End of period                  $10.76 $10.80  $10.31  $10.88  $11.04  $11.10

Total return                       1.41%  8.98%  -1.73%   2.14%   3.52%   2.84%

Ratios/Supplemental Data
   Net assets, end of period
     (in 000's)	         $166,152 $165,893 $150,059 $148,893 $151,852 $150,505

   Ratio of expenses to average
     net assets (a)                1.06%*  1.05%  1.08%   1.02%   1.04%    .98%

   Ratio of net investment income to
     average net assets            3.57%*  3.77%  3.54%   3.55%   3.64%   3.55%

Portfolio turnover                 6.96%  25.90% 13.47%  15.66%  22.17%  26.82%

*	Annualized
**	Less than $.01 per share

(a) Ratios of expenses to average net assets after the reduction of custodian fees and other expenses under a custodian arrangement for the Investor Class were 1.05%, 1.02%, 1.02%, .96%, .90%, and .94%, for the six months ended March 31, 2010 and for the years ended September 30, 2009, 2008, 2007, 2006, and 2005, respectively.

See accompanying notes to financial statements.


HAWAII MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2010 (Unaudited)

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Hawaii Municipal Fund ("Fund") is a series of shares of First Pacific Mutual Fund, Inc. which is registered under the Investment Company Act of 1940, as a non-diversified open-end management company. Hawaii Municipal
Fund is currently authorized to offer one Class of Shares:   Investor
Shares.

The investment objective of the Fund is to provide a high level of current income exempt from federal and Hawaii state income taxes, consistent with preservation of capital and prudent investment management. The Fund seeks to achieve its objective by investing primarily in municipal securities issued by or on behalf of the State of Hawaii, or any of its political subdivisions or agencies, which pay interest that is exempt from regular federal and Hawaii income taxes.

The Fund is subject to the risk of price fluctuation of the municipal securities held in its portfolio which is generally a function of the underlying credit rating of an issuer, the maturity length of the securities, the securities' yield, and general economic and interest rate conditions.

Since the Fund invests primarily in obligations of issuers located in Hawaii, the marketability and market value of these obligations may be affected by certain Hawaiian constitutional provisions, legislative measures, executive orders, administrative regulations, voter initiatives, and other political and economic developments. If any such problems arise, they could adversely affect the ability of various Hawaiian issuers to meet their financial obligation.

(A)   SECURITY VALUATION
      Portfolio securities, which are fixed income securities, are valued by
      an independent pricing 	service using market quotations, prices
      provided by market-makers, or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics, in accordance with procedures established in good
      faith by the Board of Directors.   Securities with remaining
      maturities of 60 days or less are valued on the amortized cost basis as reflecting fair value. Securities for which market quotations are not readily available will be valued at their "fair value" in good faith. For these purposes, "fair value" means the price that the Investment Manager reasonably expects the Fund could receive from an arm's-length buyer upon the current sale of the securities within seven (7) days, after considering all appropriate factors and indications of value available to them. Such value will be cost if the Investment Manager determines such valuation is appropriate after considering a multitude of factors in accordance with established procedures.

      The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. Generally Accepted Accounting Principles ("GAAP") establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

      Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

      Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.


HAWAII MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

March 31, 2010 (Unaudited)

      Level 3 -Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

      The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

      The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

      Changes in valuation techniques may result in transfers in changing an investment's assigned level within the hierarchy.

      The following is a summary of the inputs used in valuing the Fund's investments, as of March 31, 2010. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

      Valuation Inputs at Reporting Date:

      Description       Level 1          Level 2       Level 3	   Total
      Municipal Bonds      $-0-      $159,780,531    $1,176,000	$160,956,531

      The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

                                                           Municipal Bonds
                                                              at Value
      Balance as of 09/30/2009                              $ -
         Realized gain (loss)                               $ -
         Change in unrealized appreciation (depreciation)   $ -
         Net purchases (sales)                              $1,176,000
         Transfers in and/or out of Level 3                 $ -
      Balances as of 03/31/2010                             $1,176,000

(B)   FEDERAL INCOME TAXES
      It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute their taxable income, if any, to their shareholders. Therefore, no federal income tax provision is required. At September 30, 2009, the Hawaii Municipal Fund had a capital loss carryforward of $1,454,485 which expires in 2017.


HAWAII MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

March 31, 2010 (Unaudited)

      In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

      Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year.

      The Fund has reviewed all open tax years for all major jurisdictions, which is the Federal jurisdiction, and concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. As of September 30, 2009, open Federal tax years include the tax years ended September 30, 2006 - September 30, 2009. The Fund has no examination in progress and is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(C) SECURITY TRANSACTIONS, INVESTMENT INCOME AND DISTRIBUTIONS TO SHAREHOLDERS Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Bond discounts and premiums are amortized using the interest method. Distributions to shareholders are declared daily and reinvested or paid in cash monthly.

(D)   USE OF ESTIMATES
      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)  INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Lee Financial Group Inc. ("LFG") provides the Fund with management and administrative services pursuant to a management agreement and administrative services agreement. In accordance with the terms of the management agreement and the administrative services agreement, LFG receives compensation at the annual rate of .50% and up to .05% of the Fund's average daily net assets, respectively.

The Fund's distributor, Lee Financial Securities, Inc. ("LFS"), a wholly-owned subsidiary of LFG, received $119,276 for costs incurred in connection with the sale of Hawaii Municipal Fund's shares (See Note 3).

Lee Financial Recordkeeping, Inc. ("LFR"), a wholly-owned subsidiary of LFG, serves as the transfer agent for the Fund. In accordance with the terms of the transfer agent agreement, LFR receives compensation at the annual rate of .06% of the Fund's average daily net assets. LFR also provides the Hawaii Municipal Fund with certain clerical, bookkeeping and shareholder services pursuant to a service agreement approved by the Fund's directors. As compensation for these


HAWAII MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

March 31, 2010 (Unaudited)

services LFR receives a fee, computed daily and payable monthly, at an annualized rate of .10% of the Fund's average daily net assets.

Certain officers and directors of the Fund are also officers of LFG, LFS and LFR.

(3)  DISTRIBUTION COSTS

The Fund's Board of Directors, including a majority of the Directors who are not "interested persons" of the Fund, as defined in the Investment Company Act of 1940, adopted a distribution plan pursuant to Rule 12b-1 of
the Act.   The Plan regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares.

The Plan provides that the Hawaii Municipal Fund Investor Class may incur certain costs, which may not exceed .25% per annum of the Fund's average daily net assets, for payment to the distributor for items such as advertising expenses, selling expenses, commissions or travel, reasonably intended to result in sales of shares of the Fund.

(4)  PURCHASES AND SALES OF SECURITIES

For the six months ended March 31, 2010, purchases and sales of securities aggregated $18,904,200 and $11,114,420, respectively, for the Hawaii Municipal Fund.

(5)  CUSTODY CREDITS

Under an agreement with the Custodian Bank, custodian fees are paid by credits for cash balances. Any remaining credits are used to offset
expenses of other vendors and service providers.   If not for the offset
agreement, the assets could have been employed to produce income. During the six months ended March 31, 2010, such reductions amounted to $13,538 for the Hawaii Municipal Fund. Credits used to offset expenses were as follows: Custody fees, $13,538.

(6)  TAX COMPONENTS OF CAPITAL AND DISTRIBUTIONS TO SHAREHOLDERS

	The tax character of distributions paid during the years ended September 30, 2009 and 2008 were as follows:


                   Exempt-                  Long-Term
                  Interest    Ordinary       Capital       Total
                  Dividends    Income         Gains   Distributions

Hawaii Municipal Fund
        2009     $5,638,587    $   -       $305,440*   $5,944,027
        2008     $5,579,783    $   -       $  -	       $5,579,783

        *Distributed on November 28, 2008.


HAWAII MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

March 31, 2010 (Unaudited)


      The tax character of distributable earnings at September 30, 2009 were as follows:

          Undistributed                               Post  Unrealized   Total
        Ordinary Exempt-  Undistributed Capital Loss October Gain/ Distributable
        Interest Income   Capital Gains Carryforwards Losses(Loss)** 	Earnings

   Hawaii Municipal Fund
           $  -           $  -        $(1,454,485)   $ -   $2,834,440 $1,379,955

      ** The difference between book basis and tax basis unrealized appreciation is attributable to market discount on debt securities.

      Accounting principles generally accepted in the United States of America require that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the year-ended September 30, 2009, the Hawaii Municipal Fund's undistributed investment income was decreased by $30,076, and accumulated net realized gain on investments was increased by $30,076.

(7)  SUBSEQUENT EVENTS DISCLOSURE

Subsequent Events Disclosure is intended to establish general standards of accounting for and disclosure of events that occur after the balance sheet date but before the statements are issued or are available to be issued. The Fund has evaluated events and transactions that occurred subsequent to March 31, 2010 for potential recognition or disclosure through the date the Financial Statement were issued. This evaluation did not result in any subsequent events that necessitated disclosure or adjustment.



                   First Pacific Mutual Fund, Inc.

Privacy Notice (Unaudited)
First Pacific Mutual Fund, Inc. ("First Pacific") is dedicated to protecting the privacy of your nonpublic personal information. We maintain information about you in order to provide services necessary to you as a shareholder of a First Pacific fund. We want you to understand what information we collect, and how we use and protect it.

What Information We Collect
"Nonpublic personal information" is personally identifiable financial information about you that we obtain in connection with selling shares of First Pacific to you and providing services to you as a fund shareholder. This includes, for example, your name, address, social security number, age, and account balance. It may also include other information that you provide to us, such as information on applications or other forms, or information about your transactions with us.

Our Security Procedures
To maintain security of customer information, we restrict access to nonpublic personal information and account information to our affiliates and their employees who need to know that information to provide you products or services. We maintain physical, electronic and procedural safeguards to guard nonpublic personal information.

What Information We Disclose
First Pacific does not disclose nonpublic personal information about you to any non-affiliated third party companies. We may disclose nonpublic personal information about you that is necessary to process transactions, maintain or service your account with us or provide records, statements or confirmations requested to administer your account. This information may be provided to affiliated third parties, including Lee Financial Securities, Inc., Lee Financial Recordkeeping, Inc. and Lee Financial Group Inc. We may also disclose information about you to third parties that assist us in servicing or maintaining your mutual fund account. Otherwise, we do not disclose any nonpublic personal information about our shareholders or former shareholders to anyone, except as permitted by law, such as sending annual income statements to the IRS or in response to subpoenas. The confidentiality of your nonpublic personal information will continue to be maintained consistent with this privacy notice even if you decide to close your account(s), your account becomes inactive, or when you otherwise cease to do business with us.

Because we already limit the sharing of your nonpublic personal information as outlined above, no action is necessary on your part to limit such sharing.



HAWAII MUNICIPAL FUND INVESTOR CLASS
Shareholder Information (Unaudited)

Proxy Voting Policies and Procedures and Proxy Voting Records (Unaudited)
The Fund has established Proxy Voting Policies and Procedures ("Policies") that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may request copies of the Policies, as well as the Fund's proxy voting records for the 12-month period ended June 30, free of charge by calling (808) 988-8088, by sending a written request to Lee Financial Group Inc., 2756 Woodlawn Drive, Suite #6-201, Honolulu, HI 96822, or by visiting the Fund's website at leehawaii.com or the Securities and Exchange Commission's website at www.sec.gov.

Quarterly Statement of Investments (Unaudited)
The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Fund's website at www.leehawaii.com or Commission's website at www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



                   Lee Financial Securities, Inc.

Privacy Notice (Unaudited)
Lee Financial Securities, Inc. ("Lee Financial") is dedicated to protecting the privacy of your nonpublic personal information. We maintain information about you in order to provide services necessary to you as a client who obtains financial products and services from us for personal, family or household purposes. We want you to understand what information we collect, and how we use and protect it.

What Information We Collect
"Nonpublic personal information" is personally identifiable financial information about you that we obtain in connection with you becoming a customer of Lee Financial and us providing services to you. This includes information primarily collected from account applications, for example, your name, address, social security number, and age. It may also include other information that you provide to us, such as information on other forms, or information about your transactions with us.

Our Security Procedures
To maintain security of customer information, we restrict access to nonpublic personal information and account information to our affiliates and their employees and service providers who need to know that information to provide and administer products or services that we offer. We maintain physical, electronic and procedural safeguards to guard nonpublic personal information.

What Information We Disclose
Lee Financial does not disclose nonpublic personal information about you to anyone, except as permitted by law. We may disclose nonpublic personal information about you with non-affiliated companies that perform support services or is necessary to process transactions. This information may also be provided to affiliated third parties, including First Pacific Mutual Fund, Inc., Lee Financial Recordkeeping, Inc. and Lee Financial Group Inc. Otherwise, we do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law, such as sending annual income statements to the IRS or in response to subpoenas. The confidentiality of your nonpublic personal information will continue to be maintained consistent with this privacy notice even if you decide to close your account(s), your account becomes inactive, or you otherwise cease to do business with us.

Because we already limit the sharing of your nonpublic personal information as outlined above, no action is necessary on your part to limit such sharing.



                           INVESTMENT MANAGER
                        Lee Financial Group Inc.
                    2756 Woodlawn Drive, Suite #6-201
                       Honolulu, Hawaii  96822-1856

                              DISTRIBUTOR
                     Lee Financial Securities, Inc.
                   2756 Woodlawn Drive, Suite #6-201
                      Honolulu, Hawaii  96822-1856

                            FUND ACCOUNTANT
                      Ultimus Fund Solutions, LLC
                    225 Pictoria Drive, Suite 450
                         Cincinnati, OH  45246

                              CUSTODIAN
                          Union Bank, N.A.
                   350 California Street, 6th Floor
                   San Francisco, California  94104

                            LEGAL COUNSEL
                      Drinker Biddle & Reath LLP
                          One Logan Square
                             Suite 2000
                  Philadelphia, Pennsylvania  19103-6996

                            TRANSFER AGENT
                    Lee Financial Recordkeeping, Inc.
                    2756 Woodlawn Drive, Suite #6-201
                       Honolulu, Hawaii  96822-1856



Item 2.  Code of Ethics.

The information required by this Item is only required in an annual report on this Form N-CSR.

Item 3.  Audit Committee Financial Expert

The information required by this Item is only required in an annual report on this Form N-CSR.

Item 4.  Principal Accountant Fee and Services.

The information required by this Item is only required in an annual report on this Form N-CSR.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

(a) Schedule I - Investment in securities of unaffiliated issuers is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment
Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

No material changes were made to the procedures by which shareholders recommend nominees to the board.

Item 11.  Controls and Procedures.

  (a) The registrant's principal executive and principal financial officers, or person performing similar functions, has concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

  (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits.

      (a)(1)   Not applicable.
      (a)(2)   Certifications pursuant to Rule 30a-2(a) under the Act
               (17 CFR 270.30a-2(a)) are furnished herewith.
      (a)(3)   Not applicable.
      (b) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.



                             SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)   __________First Pacific Mutual Fund, Inc.__________

By (Signature and Title)*  ___/s/ Terrence K.H. Lee_______________
                              Terrence K.H. Lee, President and CEO
                                (principal executive officer)

Date __________May 28, 2010__________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  ___/s/ Terrence K.H. Lee_______________
                              Terrence K.H. Lee, President and CEO
                                (principal executive officer)

By (Signature and Title)*  ___/s/ Nora B. Simpson_________________
                              Nora B. Simpson, Treasurer
                                (principal financial officer)

Date  __________May 28, 2010__________
*Print the name and title of each signing officer under his or her signature.